Unaudited Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Unaudited) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 542	$ 47
Prepayments and other current assets	93
Total Current Assets	635	47
Deferred issuance costs		81
Investment in subsidiaries and VIEs (restricted)	107,312	91,695
Non-current assets	107,312	91,776
Total Assets	107,947	91,823
Current liabilities
Total Current Liabilities		600
Total liabilities		600
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	83,762	79,549
Retained earnings	31,543	17,275
Accumulated other comprehensive (loss)	(7,366)	(5,609)
Total Shareholders’ Equity	107,947	91,223
Total Liabilities and Shareholders’ Equity	107,947	91,823
Class A Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	4	4
Class B Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	4	4
Related Party [Member]
Current liabilities
Due to a related party		$ 600